Note 7 - Share Capital - Loss Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ (10,262)	$ (2,441)	$ (17,076)	$ (5,733)
Weighted-average common shares – basic and diluted (in shares)	33,950	21,309	30,744	19,375
Net loss per share – basic and diluted (in dollars per share)	$ (0.30)	$ (0.11)	$ (0.56)	$ (0.30)